INCOME STATEMENTS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue	$ 245,122	$ 211,915	$ 198,270
Cost of revenue	74,114	65,863	62,650
Gross margin	171,008	146,052	135,620
Research and development	29,510	27,195	24,512
Sales and marketing	24,456	22,759	21,825
General and administrative	7,609	7,575	5,900
Operating income	109,433	88,523	83,383
Other income (expense), net	(1,646)	788	333
Income before income taxes	107,787	89,311	83,716
Provision for income taxes	19,651	16,950	10,978
Net income	$ 88,136	$ 72,361	$ 72,738
Earnings per share:
Basic	$ 11.86	$ 9.72	$ 9.7
Diluted	$ 11.8	$ 9.68	$ 9.65
Weighted average shares outstanding:
Basic	7,431	7,446	7,496
Diluted	7,469	7,472	7,540
Product
Revenue	$ 64,773	$ 64,699	$ 72,732
Cost of revenue	15,272	17,804	19,064
Service and Other
Revenue	180,349	147,216	125,538
Cost of revenue	$ 58,842	$ 48,059	$ 43,586